Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Authorized, Unlimited	Unlimited	Unlimited
Common Stock, Shares, Issued	70,178,428	70,178,428
Common Stock, Shares, Outstanding	69,840,928	69,840,928